CONVERTIBLE NOTES - Movement in debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Feb. 14, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings
Long-term debt	$ 667,995		$ 501,160	$ 309,847
Balance, December 31, 2017	76,582
Unsecured convertible senior subordinated notes due 2022
Disclosure of detailed information about borrowings
Face value of convertible notes (at inception)		$ 100,000
Transaction costs associated with convertible notes	(4,205)
Equity component of convertible notes, net of allocated transaction costs	(24,110)
Long-term debt	110,116
Accretion of convertible notes	4,897
Balance, December 31, 2017	76,582
Fair value | Unsecured convertible senior subordinated notes due 2022
Disclosure of detailed information about borrowings
Long-term debt	$ 71,685